Supplemental cash flow information	6 Months Ended
Jun. 30, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental cash flow information
11.	Supplemental cash flow information:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012

Interest paid on debt	$14,313	$15,030	$30,293	$26,337
Interest received	605	12	1,392	246
Undrawn credit facility fee paid	225	338	506	780
Non-cash transactions:
Dividends on Series A preferred shares	9,423	8,371	18,473	16,499
Dividend reinvestment	8,726	916	15,348	5,277
Other long-term liabilities for vessels under construction	—	—	—	84,787
Long-term debt for vessels under construction	10,040	71,400	26,640	71,400
Acquisition of the Manager for shares, excluding cash received	—	—	—	73,795
Proceeds on sale of vessel	—	52,104	—	52,104
Loan repayment for vessels under construction	—	—	3,080	—